NON-CONTROLLING INTERESTS - Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Capital contributions	$ (430)	$ (307)	$ 294
Acquisition		21	525
Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	8,129	6,298	5,589
Net income (loss)	262	297	53
OCI	795	1,707	383
Capital contributions	430	307	294
Acquisition		21	525
Disposals	(172)
Distributions	(706)	(553)	(539)
Purchase of Isagen shares			(1)
Other	4	52	(6)
Ending Balance	8,742	8,129	6,298
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Beginning Balance	900
Net income (loss)	0	1	(29)
Ending Balance	922	900
Brookfield Americas Infrastructure Fund | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	900	850	963
Net income (loss)	0	1	(29)
OCI	46	66	(76)
Capital contributions	0	0	0
Acquisition		0	0
Disposals	0
Distributions	(24)	(17)	(8)
Purchase of Isagen shares			0
Other	0	0	0
Ending Balance	$ 922	900	850
Brookfield Americas Infrastructure Fund | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Americas Infrastructure Fund | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,929
Net income (loss)	(13)	9	(13)
Ending Balance	1,852	1,929
Brookfield Infrastructure Fund II | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	1,929	1,682	1,654
Net income (loss)	(13)	9	(13)
OCI	134	298	269
Capital contributions	0	9	89
Acquisition		0	0
Disposals	(87)
Distributions	(120)	(81)	(317)
Purchase of Isagen shares			0
Other	8	12	0
Ending Balance	$ 1,851	1,929	1,682
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructre Fund III, Unit Of Account Basis | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
Brookfield Infrastructre Fund III, Unit Of Account Basis | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Beginning Balance	$ 1,641
Net income (loss)	8	15	13
Ending Balance	$ 1,622	1,641
Interests held by third parties	22.90%
Brookfield Infrastructure Fund III | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,469	1,852	1,085
Net income (loss)	73	86	33
OCI	330	805	111
Capital contributions	2	5	186
Acquisition		0	525
Disposals	0
Distributions	(274)	(276)	(88)
Purchase of Isagen shares			(1)
Other	(3)	(3)	1
Ending Balance	2,597	2,469	1,852
Brookfield Infrastructure Fund IV | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	0	0	0
Net income (loss)	6	0	0
OCI	(3)	0	0
Capital contributions	159	0	0
Acquisition		0	0
Disposals	0
Distributions	0	0	0
Other	1	0	0
Ending Balance	$ 163	0	0
Brookfield Infrastructure Fund IV | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%
Brookfield Infrastructure Fund IV | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	73.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Beginning Balance	$ 314
Net income (loss)	19	6	0
Ending Balance	$ 651	314
Interests held by third parties	50.00%
Canadian Hydroelectric Portfolio | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 276	0	0
Net income (loss)	19	4	0
OCI	61	(11)	0
Capital contributions	268	293	0
Acquisition		0	0
Disposals	0
Distributions	(1)	0	0
Purchase of Isagen shares			0
Other	(5)	(10)	0
Ending Balance	$ 618	276	0
Canadian Hydroelectric Portfolio | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Canadian Hydroelectric Portfolio | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	44.00%
The Catalyst Group
Disclosure of subsidiaries [line items]
Beginning Balance	$ 124
Net income (loss)	17	14	12
Ending Balance	$ 88	124
Interests held by third parties	25.00%
The Catalyst Group | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 124	134	127
Net income (loss)	17	14	12
OCI	(41)	(18)	2
Capital contributions	0	0	0
Acquisition		0	0
Disposals	0
Distributions	(11)	(6)	(7)
Purchase of Isagen shares			0
Other	0	0	0
Ending Balance	$ 89	124	134
Isagen institutional investors
Disclosure of subsidiaries [line items]
Interests held by third parties	52.60%
Isagen institutional investors | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 2,212	1,701	1,675
Net income (loss)	154	174	47
OCI	266	504	78
Capital contributions	0	0	19
Acquisition		0	0
Disposals	0
Distributions	(259)	(167)	(115)
Purchase of Isagen shares			(5)
Other	2	0	2
Ending Balance	$ 2,375	2,212	1,701
Isagen public non-controlling interests
Disclosure of subsidiaries [line items]
Interests held by third parties	0.40%
Isagen public non-controlling interests | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	$ 15	9	14
Net income (loss)	1	1	0
OCI	2	5	(1)
Capital contributions	(2)	0	0
Acquisition		0	0
Disposals	0
Distributions	(1)	0	0
Purchase of Isagen shares			5
Other	(2)	0	(9)
Ending Balance	13	15	9
Other | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Beginning Balance	204	70	71
Net income (loss)	5	8	3
OCI	0	58	0
Capital contributions	3	0	0
Acquisition		21	0
Disposals	(85)
Distributions	(16)	(6)	(4)
Purchase of Isagen shares			0
Other	3	53	0
Ending Balance	$ 114	$ 204	$ 70
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	20.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%